UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.0%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	26,140	$3,071,450
General Dynamics Corp.	14,099	1,233,944
Honeywell International, Inc.	77,664	6,449,219
Northrop Grumman Corp.	43,452	4,139,237
Rockwell Collins, Inc.	49,396	3,352,013
Textron, Inc.	15,478	427,348

		$18,673,211

Airlines — 0.1%
Southwest Airlines Co.	60,023	$873,935

		$873,935

Auto Components — 0.5%
Dana Holding Corp.	77,289	$1,765,281
Johnson Controls, Inc.	71,926	2,984,929

		$4,750,210

Automobiles — 0.2%
Ford Motor Co.	41,101	$693,374
General Motors Co.(1)	20,000	719,400

		$1,412,774

Beverages — 1.6%
Coca-Cola Co. (The)	243,298	$9,216,128
Coca-Cola Enterprises, Inc.	21,105	848,632
PepsiCo, Inc.	60,609	4,818,416

		$14,883,176

Biotechnology — 6.3%
Amgen, Inc.	64,403	$7,209,272
Biogen Idec, Inc.(1)	43,516	10,476,912
BioMarin Pharmaceutical, Inc.(1)	23,822	1,720,425
Celgene Corp.(1)	101,120	15,565,402
Gilead Sciences, Inc.(1)	324,250	20,375,870
Onyx Pharmaceuticals, Inc.(1)	11,087	1,382,216

		$56,730,097

Capital Markets — 1.9%
Franklin Resources, Inc.	50,559	$2,555,757
Goldman Sachs Group, Inc. (The)	23,436	3,707,810
Invesco, Ltd.	78,614	2,507,787
Morgan Stanley	53,096	1,430,937
Northern Trust Corp.	40,273	2,190,448
State Street Corp.	46,478	3,055,928
T. Rowe Price Group, Inc.	23,664	1,702,152

		$17,150,819

Chemicals — 1.5%
Air Products and Chemicals, Inc.	26,339	$2,806,947
Celanese Corp., Series A	10,077	531,965
E.I. du Pont de Nemours & Co.	63,024	3,690,685
PPG Industries, Inc.	41,446	6,923,969

		$13,953,566

Security	Shares	Value
Commercial Banks — 2.6%
BankUnited, Inc.	21,449	$668,994
Fifth Third Bancorp	100,126	1,806,273
First Horizon National Corp.	34,427	378,353
First Republic Bank	21,771	1,015,182
Huntington Bancshares, Inc.	179,679	1,484,149
KeyCorp	38,413	437,908
Regions Financial Corp.	643,924	5,962,736
SunTrust Banks, Inc.	49,905	1,617,920
Toronto-Dominion Bank (The)	21,736	1,955,805
U.S. Bancorp	44,357	1,622,579
Wells Fargo & Co.	163,476	6,754,829

		$23,704,728

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	53,872	$2,221,681

		$2,221,681

Communications Equipment — 5.1%
Brocade Communications Systems, Inc.(1)	321,783	$2,590,353
Cisco Systems, Inc.	879,620	20,600,700
Harris Corp.	6,224	369,083
QUALCOMM, Inc.	324,794	21,878,124
Riverbed Technology, Inc.(1)	26,232	382,725

		$45,820,985

Computers & Peripherals — 8.2%
Apple, Inc.	142,900	$68,127,575
Dell, Inc.	318,288	4,382,826
Hewlett-Packard Co.	10,000	209,800
NetApp, Inc.	20,000	852,400

		$73,572,601

Construction & Engineering — 0.1%
Fluor Corp.	8,525	$604,934

		$604,934

Consumer Finance — 1.2%
American Express Co.	55,940	$4,224,589
Capital One Financial Corp.	10,757	739,436
Discover Financial Services	116,006	5,862,943

		$10,826,968

Containers & Packaging — 0.4%
Avery Dennison Corp.	31,661	$1,377,887
MeadWestvaco Corp.	56,858	2,182,210

		$3,560,097

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,540,712

		$1,540,712

Diversified Financial Services — 2.6%
Bank of America Corp.	165,000	$2,277,000
Berkshire Hathaway, Inc., Class B(1)	19,434	2,205,953
Citigroup, Inc.	15,000	727,650
CME Group, Inc.	29,587	2,185,888
JPMorgan Chase & Co.	151,347	7,823,126
McGraw Hill Financial, Inc.	57,011	3,739,352
Moody’s Corp.	58,952	4,146,094

		$23,105,063

Security	Shares	Value
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	166,227	$5,621,797
Frontier Communications Corp.	154,158	642,839
Verizon Communications, Inc.	145,422	6,785,390

		$13,050,026

Electric Utilities — 0.4%
American Electric Power Co., Inc.	16,075	$696,851
Edison International	62,309	2,869,953

		$3,566,804

Electrical Equipment — 0.6%
Emerson Electric Co.	78,984	$5,110,265

		$5,110,265

Energy Equipment & Services — 1.2%
Halliburton Co.	104,167	$5,015,641
Schlumberger, Ltd.	62,574	5,529,039

		$10,544,680

Food & Staples Retailing — 0.9%
CVS Caremark Corp.	118,179	$6,706,658
Kroger Co. (The)	37,587	1,516,260
Wal-Mart Stores, Inc.	4,824	356,783

		$8,579,701

Food Products — 1.6%
ConAgra Foods, Inc.	63,087	$1,914,060
Hershey Co. (The)	17,810	1,647,425
Hormel Foods Corp.	10,580	445,630
Kraft Foods Group, Inc.	49,708	2,606,687
Mondelez International, Inc., Class A	250,000	7,855,000

		$14,468,802

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	91,000	$3,020,290
Baxter International, Inc.	46,730	3,069,694
Covidien PLC	25,801	1,572,313
Edwards Lifesciences Corp.(1)	11,063	770,316
Intuitive Surgical, Inc.(1)	12,611	4,745,141
Stryker Corp.	33,820	2,285,894

		$15,463,648

Health Care Providers & Services — 1.6%
Cigna Corp.	36,534	$2,808,003
DaVita HealthCare Partners, Inc.(1)	14,550	827,895
Express Scripts Holding Co.(1)	30,000	1,853,400
LifePoint Hospitals, Inc.(1)	43,020	2,006,023
McKesson Corp.	7,813	1,002,408
UnitedHealth Group, Inc.	71,976	5,154,201
WellPoint, Inc.	9,477	792,372

		$14,444,302

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	83,532	$2,726,484
International Game Technology	56,626	1,071,930
Marriott International, Inc., Class A	92,128	3,874,904
Marriott Vacations Worldwide Corp.(1)	10,303	453,332
McDonald’s Corp.	73,784	7,098,759
Starwood Hotels & Resorts Worldwide, Inc.	39,775	2,643,049
Yum! Brands, Inc.	72,349	5,164,995

		$23,033,453

Security	Shares	Value
Household Durables — 0.5%
Whirlpool Corp.	29,270	$4,286,299

		$4,286,299

Household Products — 0.9%
Clorox Co. (The)	39,829	$3,254,826
Colgate-Palmolive Co.	31,592	1,873,405
Procter & Gamble Co.	44,342	3,351,812

		$8,480,043

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)	103,235	$1,371,993

		$1,371,993

Industrial Conglomerates — 1.2%
3M Co.	28,082	$3,353,271
General Electric Co.	326,711	7,805,126

		$11,158,397

Insurance — 1.6%
ACE, Ltd.	35,393	$3,311,369
Aflac, Inc.	17,703	1,097,409
American International Group, Inc.	17,099	831,525
Aon PLC	4,957	368,999
Genworth Financial, Inc., Class A(1)	74,552	953,520
Marsh & McLennan Cos., Inc.	24,157	1,052,037
Travelers Companies, Inc. (The)	59,566	5,049,410
Unum Group	70,698	2,152,047

		$14,816,316

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.(1)	72,170	$22,563,229
Netflix, Inc.(1)	5,000	1,546,050
Shutterfly, Inc.(1)	27,478	1,535,470

		$25,644,749

Internet Software & Services — 6.9%
eBay, Inc.(1)	206,613	$11,526,939
Facebook, Inc., Class A(1)	136,456	6,855,549
Google, Inc., Class A(1)	43,533	38,130,990
LinkedIn Corp., Class A(1)	4,433	1,090,784
VeriSign, Inc.(1)	94,613	4,814,856

		$62,419,118

IT Services — 2.8%
Alliance Data Systems Corp.(1)	7,945	$1,680,129
Cognizant Technology Solutions Corp., Class A(1)	97,645	8,018,608
Fidelity National Information Services, Inc.	79,262	3,680,927
International Business Machines Corp.	35,984	6,663,517
MasterCard, Inc., Class A	3,808	2,561,946
Visa, Inc., Class A	15,924	3,043,077

		$25,648,204

Life Sciences Tools & Services — 0.2%
Bruker Corp.(1)	57,399	$1,185,289
PerkinElmer, Inc.	23,065	870,704

		$2,055,993

Machinery — 1.6%
Caterpillar, Inc.	27,518	$2,294,176
Dover Corp.	40,339	3,623,653
Ingersoll-Rand PLC	31,550	2,048,857

Security	Shares	Value
Parker Hannifin Corp.	16,981	$1,846,174
Stanley Black & Decker, Inc.	54,390	4,926,102

		$14,738,962

Marine — 0.2%
Kirby Corp.(1)	17,666	$1,528,992

		$1,528,992

Media — 5.2%
CBS Corp., Class B	140,515	$7,750,808
Comcast Corp., Class A	476,426	21,510,634
Omnicom Group, Inc.	22,345	1,417,567
Sirius XM Radio, Inc.	340,529	1,317,847
Time Warner, Inc.	17,000	1,118,770
Twenty-First Century Fox, Inc., Class A	80,000	2,680,000
Walt Disney Co. (The)	165,411	10,667,355

		$46,462,981

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	15,665	$518,198
Nucor Corp.	23,005	1,127,705

		$1,645,903

Multi-Utilities — 1.0%
CMS Energy Corp.	217,119	$5,714,572
Public Service Enterprise Group, Inc.	87,366	2,876,962

		$8,591,534

Multiline Retail — 1.4%
Macy’s, Inc.	112,087	$4,850,005
Nordstrom, Inc.	28,152	1,582,142
Target Corp.	92,542	5,920,837

		$12,352,984

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	103,880	$12,621,420
ConocoPhillips	104,007	7,229,526
Denbury Resources, Inc.(1)	25,661	472,419
EOG Resources, Inc.	16,450	2,784,656
Exxon Mobil Corp.	167,791	14,436,738
Hess Corp.	28,844	2,230,795
Occidental Petroleum Corp.	34,959	3,270,065
Phillips 66	57,101	3,301,580
Spectra Energy Corp.	16,118	551,719
Suncor Energy, Inc.	33,674	1,204,856
Williams Cos., Inc.	48,359	1,758,333
WPX Energy, Inc.(1)	41,343	796,266

		$50,658,373

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	77,774	$5,436,403

		$5,436,403

Pharmaceuticals — 3.7%
AbbVie, Inc.	6,412	$286,809
Bristol-Myers Squibb Co.	169,579	7,848,116
Eli Lilly & Co.	29,870	1,503,357
Johnson & Johnson	51,777	4,488,548
Mallinckrodt PLC(1)	3,225	142,190
Merck & Co., Inc.	158,250	7,534,283
Pfizer, Inc.	396,195	11,374,758

		$33,178,061

Security	Shares	Value
Professional Services — 0.6%
Equifax, Inc.	17,082	$1,022,358
Nielsen Holdings NV	25,050	913,073
Robert Half International, Inc.	81,945	3,198,313

		$5,133,744

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	17,730	$1,314,325
Apartment Investment & Management Co., Class A	35,696	997,346
Host Hotels & Resorts, Inc.	28,981	512,094
Simon Property Group, Inc.	38,580	5,718,714

		$8,542,479

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	24,669	$570,594

		$570,594

Road & Rail — 0.8%
CSX Corp.	34,587	$890,269
Kansas City Southern	15,641	1,710,500
Norfolk Southern Corp.	10,785	834,220
Ryder System, Inc.	12,392	739,802
Union Pacific Corp.	20,249	3,145,480

		$7,320,271

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	56,522	$2,659,360
ASML Holding NV - NY Shares	26,394	2,606,672
Cypress Semiconductor Corp.(1)	245,589	2,293,801
Intel Corp.	758,775	17,391,123
Microchip Technology, Inc.	30,000	1,208,700
NXP Semiconductors NV(1)	29,000	1,079,090
ON Semiconductor Corp.(1)	149,333	1,090,131
Tessera Technologies, Inc.	50,120	969,822
Texas Instruments, Inc.	199,048	8,015,663

		$37,314,362

Software — 6.8%
Compuware Corp.	97,123	$1,087,778
Concur Technologies, Inc.(1)	50,163	5,543,011
Microsoft Corp.	1,248,099	41,574,178
Oracle Corp.	330,790	10,972,304
Red Hat, Inc.(1)	28,914	1,334,092
TiVo, Inc.(1)	42,923	533,962

		$61,045,325

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	40,120	$3,317,122
Best Buy Co., Inc.	28,506	1,068,975
Gap, Inc. (The)	35,268	1,420,595
Home Depot, Inc. (The)	58,008	4,399,907
Tiffany & Co.	39,926	3,059,130

		$13,265,729

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	73,632	$5,348,628

		$5,348,628

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	180,579	$1,634,240

		$1,634,240

Security	Shares	Value
Tobacco — 1.3%
Altria Group, Inc.	27,194	$934,114
Lorillard, Inc.	17,939	803,308
Philip Morris International, Inc.	113,441	9,822,856

		$11,560,278

Trading Companies & Distributors — 0.6%
Fastenal Co.	111,850	$5,620,462

		$5,620,462

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	26,731	$1,149,700

		$1,149,700

Total Common Stocks — 101.0% (identified cost $445,769,639)		$910,628,355

Call Options Written — (1.0)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	275	$3,150	10/4/13	$(2,135,375)
NASDAQ 100 Index	285	3,200	10/11/13	(1,358,025)
NASDAQ 100 Index	295	3,250	10/19/13	(826,000)
NASDAQ 100 Index	220	3,240	10/25/13	(902,000)
S&P 500 Index	760	1,665	10/4/13	(1,831,600)
S&P 500 Index	795	1,695	10/11/13	(874,500)
S&P 500 Index	780	1,725	10/19/13	(319,800)
S&P 500 Index	735	1,700	10/25/13	(1,168,650)

Total Call Options Written (premiums received $9,948,735)				$(9,415,950)

Other Assets, Less Liabilities — 0.0%(2)				$191,317

Net Assets — 100.0%				$901,403,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$445,726,358

Gross unrealized appreciation	$465,214,840
Gross unrealized depreciation	(312,843)

Net unrealized appreciation	$464,901,997

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,785	$10,518,526
Options written	43,035	100,302,009
Options terminated in closing purchase transactions	(36,745)	(85,856,142)
Options expired	(6,930)	(15,015,658)

Outstanding, end of period	4,145	$9,948,735

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,415,950.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$910,628,355 *	$—	$—	$910,628,355
Total Investments	$910,628,355	$—	$—	$910,628,355

Liability Description
Call Options Written	$(9,415,950)	$—	$—	$(9,415,950)
Total	$(9,415,950)	$—	$—	$(9,415,950)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013